Acquisitions and Divestitures - Acquisition of Glory Connection Sdn. Bhd (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 18, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	[1]
Income Statement Information [Abstract]
Revenue		$ 3,103,690			$ 43,707,937			$ 44,503,562	$ 362,628,296	$ 377,742,872	$ 144,352,840
Gross profit		2,860,330			863,061			43,286,378	2,788,731	3,167,834	7,164,447
Net loss from operations		(9,403,383)			(6,356,557)			17,206,270	(19,061,185)	(26,195,054)	(10,097,166)
Net loss		(12,304,483)	$ 5,276,783	$ 19,908,754	(7,441,820)	$ (8,610,921)	$ (3,812,813)	12,881,054	(19,865,554)	(28,423,084)	(10,860,317)	[2]
Net loss attributable to Glory		(13,711,867)			$ (7,186,847)			11,506,861	$ (19,228,240)	$ (27,426,356)	$ (10,503,049)
Glory
Acquisitions and Divestitures
Percentage of voting equity interests acquired	34.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	12,190,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 24,400,000
Shares Issued, Price Per Share	$ 2.00
Allocation Of Consideration To Equity Method Investment								23,000,000
Allocation Of Consideration To Call Option								1,380,000
Glory | Call option
Acquisitions and Divestitures
Percentage of voting equity interests acquired	20.40%
Glory
Income Statement Information [Abstract]
Revenue		2,041						3,936
Gross profit		1,379						769
Net loss from operations		173,465						354,502
Net loss		171,719						352,606
Net loss attributable to Glory		$ 95,477						$ 195,121
Bigfair Holdings Limited [Member] | Call option
Acquisitions and Divestitures
Percentage of voting equity interests acquired	40.00%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 13,200,000
Bigfair Holdings Limited [Member] | Glory
Acquisitions and Divestitures
Percentage of voting equity interests acquired	51.00%

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)
[2]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)